                       NATIONWIDE(R)
                                 MULTI-FLEX(R)
                                             ANNUITY



                               Semi-Annual Report
                                  June 30, 1998


                                  Nationwide(R)
                                   Multi-Flex
                                Variable Account


                                   NATIONWIDE
                                   INSURANCE
                           Nationwide is on your side
                                 Columbus, Ohio

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Multi-Flex Variable Account.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                                                     JOSEPH J. GASPER

                                                Joseph J. Gasper, President
                                                      August 17, 1998

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:

      AIM VI - Capital Appreciation Fund (AIMCapAp)
         20,898 shares (cost $483,868)                                                         $   512,843

      AIM VI - International Equity Fund (AIMIntEq)
         2,514 shares (cost $48,904)                                                                51,161

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,559,026 shares (cost $8,965,957)                                                     10,196,032

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         2,989,219 shares (cost $29,561,917)                                                    27,799,737

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         335,370 shares (cost $1,971,113)                                                        2,116,185

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,036,273 shares (cost $23,760,446)                                                    30,632,227

      Dreyfus Stock Index Fund (DryStkIx)
         2,555,732 shares (cost $55,377,604)                                                    76,723,083

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         47,568 shares (cost $1,523,433)                                                         1,601,615

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         484,658 shares (cost $5,607,091)                                                        5,772,275

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         1,247,474 shares (cost $65,370,721)                                                    75,522,060

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,841,949 shares (cost $111,102,446)                                                  147,041,868

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,963,993 shares (cost $24,246,231)                                                    24,805,232

      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         60,862 shares (cost $1,284,152)                                                         1,350,523

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         2,747,898 shares (cost $38,783,119)                                                    69,219,556

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         9,602,369 shares (cost $107,390,569)                                                  110,427,245

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         14,547 shares (cost $151,994)                                                             150,856



      Nationwide SAT - Money Market Fund (NSATMyMkt)
         38,213,186 shares (cost $38,213,186)                                                   38,213,186

      Nationwide SAT - Total Return Fund (NSATTotRe)
         30,504,520 shares (cost $328,511,431)                                                 570,434,532

      Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
         2,911,280 shares (cost $44,508,658)                                                    46,900,723

      Strong Opportunity Fund II, Inc. (StOpp2)
         936,836 shares (cost $18,655,737)                                                      20,366,809

      Templeton VPS - Templeton International Fund - Class I (TemIntFd)
         1,670,320 shares (cost $30,109,064)                                                    36,162,427
                                                                                           ---------------
            Total investments                                                                1,296,000,175
   Accounts receivable                                                                               -
                                                                                           ---------------
            Total assets                                                                     1,296,000,175
ACCOUNTS PAYABLE                                                                                   201,230
                                                                                           ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                           $ 1,295,798,945
                                                                                           ===============


See accompanying notes to financial statements.
-------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                       TOTAL                            AIMCAPAP
                                                         ----------------------------------      ----------------------
                                                             1998                 1997             1998          1997
                                                         --------------      --------------      --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $   13,566,618          13,217,687            --            --
  Mortality, expense and administration
    charges (note 2)...............................          (8,392,402)         (6,482,430)       (1,800)           --
                                                         --------------      --------------      --------      --------
    Net investment activity........................           5,174,216           6,735,257        (1,800)           --
                                                         --------------      --------------      --------      --------

  Proceeds from mutual fund shares sold............         142,583,680          50,134,226         9,185            --
  Cost of mutual fund shares sold..................         (81,280,249)        (40,911,238)       (8,566)           --
                                                         --------------      --------------      --------      --------
    Realized gain (loss) on investments............          61,303,431           9,222,988           619            --
  Change in unrealized gain (loss) on investments..          52,140,387         100,814,722        28,371            --
                                                         --------------      --------------      --------      --------
    Net gain (loss) on investments.................         113,443,818         110,037,710        28,990            --
                                                         --------------      --------------      --------      --------
  Reinvested capital gains.........................          20,209,671          11,056,889            --            --
                                                         --------------      --------------      --------      --------
     Net increase (decrease) in contract owners'
       equity resulting from operations............         138,827,705         127,829,856        27,190            --
                                                         --------------      --------------      --------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          98,523,648          79,012,562       239,839            --
  Transfers between funds..........................                  --                  --       229,416            --
  Redemptions......................................        (160,355,817)        (46,813,776)       (9,017)           --
  Annuity benefits.................................             (54,214)            (46,579)           --            --
  Annual contract maintenance charge (note 2)......          (1,055,163)           (923,052)         (160)           --
  Contingent deferred sales charges (note 2).......            (547,300)           (415,541)           --            --
  Adjustments to maintain reserves.................             (26,620)              5,454            (2)           --
                                                         --------------      --------------      --------      --------
      Net equity transactions......................         (63,515,466)         30,819,068       460,076            --
                                                         --------------      --------------      --------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          75,312,239         158,648,924       487,266            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........       1,220,486,706         940,182,482        25,570            --
                                                         --------------      --------------      --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD..............      $1,295,798,945       1,098,831,406       512,836            --
                                                         ==============      ==============      ========      ========



                                                                   AIMINTEQ                     ACVPADV
                                                             ---------------------     ----------------------------
                                                               1998         1997          1998              1997
                                                             -------      --------     -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................               --            --         216,901          158,735
  Mortality, expense and administration
    charges (note 2)...............................             (156)           --         (61,871)         (63,801)
                                                             -------      --------     -----------      -----------
    Net investment activity........................             (156)           --         155,030           94,934
                                                             -------      --------     -----------      -----------

  Proceeds from mutual fund shares sold............            4,205            --         955,648          930,364
  Cost of mutual fund shares sold..................           (3,868)           --        (789,120)        (789,051)
                                                             -------      --------     -----------      -----------
    Realized gain (loss) on investments............              337            --         166,528          141,313
  Change in unrealized gain (loss) on investments..            2,139            --        (203,097)        (186,614)
                                                             -------      --------     -----------      -----------
    Net gain (loss) on investments.................            2,476            --         (36,569)         (45,301)
                                                             -------      --------     -----------      -----------
  Reinvested capital gains.........................               --            --         816,147          548,350
                                                             -------      --------     -----------      -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations............            2,320            --         934,608          597,983
                                                             -------      --------     -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................           19,981            --         320,438          397,343
  Transfers between funds..........................           24,816            --        (407,106)        (726,082)
  Redemptions......................................           (1,814)           --        (639,275)        (318,241)
  Annuity benefits.................................               --            --              (7)              --
  Annual contract maintenance charge (note 2)......               (3)           --          (8,347)          (9,121)
  Contingent deferred sales charges (note 2).......               --            --          (8,798)          (5,570)
  Adjustments to maintain reserves.................               (1)           --              28              (13)
                                                             -------      --------     -----------      -----------
      Net equity transactions......................           42,979            --        (743,067)        (661,684)
                                                             -------      --------     -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............           45,299            --         191,541          (63,701)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........            5,859            --      10,004,517       10,368,913
                                                             -------      --------     -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..............           51,158            --      10,196,058       10,305,212
                                                             =======      ========     ===========      ===========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                  ACVPCAPAP                        ACVPINCGR
                                                          ----------------------------      ------------------------
                                                             1998             1997             1998           1997
                                                          -----------      -----------      ----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................    $        --               --           1,023            --
  Mortality, expense and administration
    charges (note 2)..................................       (197,247)        (248,441)         (7,787)           --
                                                          -----------      -----------      ----------      --------
    Net investment activity...........................       (197,247)        (248,441)         (6,764)           --
                                                          -----------      -----------      ----------      --------

  Proceeds from mutual fund shares sold...............      4,980,131        7,138,099          64,309            --
  Cost of mutual fund shares sold.....................     (4,380,301)      (6,122,953)        (57,919)           --
                                                          -----------      -----------      ----------      --------
    Realized gain (loss) on investments...............        599,830        1,015,146           6,390            --
  Change in unrealized gain (loss) on investments.....     (1,736,030)      (3,498,702)        144,031            --
                                                          -----------      -----------      ----------      --------
    Net gain (loss) on investments....................     (1,136,200)      (2,483,556)        150,421            --
                                                          -----------      -----------      ----------      --------
  Reinvested capital gains............................      1,515,406          818,434           2,123            --
                                                          -----------      -----------      ----------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............        181,959       (1,913,563)        145,780            --
                                                          -----------      -----------      ----------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................      1,311,385        1,814,323         977,833            --
  Transfers between funds.............................     (3,793,925)      (6,122,642)        798,389            --
  Redemptions.........................................     (2,167,041)      (2,424,373)        (22,017)           --
  Annuity benefits....................................            (20)              --              --            --
  Annual contract maintenance charge (note 2).........        (30,227)         (41,911)           (517)           --
  Contingent deferred sales charges (note 2)..........        (34,175)         (45,658)           (102)           --
  Adjustments to maintain reserves....................           (243)            (186)            (42)           --
                                                          -----------      -----------      ----------      --------
      Net equity transactions.........................     (4,714,246)      (6,820,447)      1,753,544            --
                                                          -----------      -----------      ----------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY.................     (4,532,287)      (8,734,010)      1,899,324            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........     32,331,863       44,852,368         216,859            --
                                                          -----------      -----------      ----------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD.................    $27,799,576       36,118,358       2,116,183            --
                                                          ===========      ===========      ==========      ========


                                                                      DRYSRGRO                          DRYSTKIX
                                                             ----------------------------      ----------------------------
                                                                1998             1997              1998            1997
                                                             -----------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................                --               --          464,672          260,101
  Mortality, expense and administration
    charges (note 2)..................................          (166,922)         (64,489)        (431,919)        (192,525)
                                                             -----------      -----------      -----------      -----------
    Net investment activity...........................          (166,922)         (64,489)          32,753           67,576
                                                             -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold...............           166,307          253,595          415,155          236,622
  Cost of mutual fund shares sold.....................           (92,048)        (156,945)        (215,152)        (171,587)
                                                             -----------      -----------      -----------      -----------
    Realized gain (loss) on investments...............            74,259           96,650          200,003           65,035
  Change in unrealized gain (loss) on investments.....         4,178,533        1,457,911        9,601,495        5,314,092
                                                             -----------      -----------      -----------      -----------
    Net gain (loss) on investments....................         4,252,792        1,554,561        9,801,498        5,379,127
                                                             -----------      -----------      -----------      -----------
  Reinvested capital gains............................                --               --          114,123               --
                                                             -----------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............         4,085,870        1,490,072        9,948,374        5,446,703
                                                             -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................         5,803,612        3,738,328       10,583,718        6,311,392
  Transfers between funds.............................           686,355        1,393,851        4,280,853        5,364,725
  Redemptions.........................................          (683,219)        (147,875)      (2,550,346)        (624,904)
  Annuity benefits....................................                --               --               --               --
  Annual contract maintenance charge (note 2).........           (32,538)         (14,138)         (64,922)         (32,428)
  Contingent deferred sales charges (note 2)..........            (8,774)          (1,724)         (35,444)          (8,573)
  Adjustments to maintain reserves....................               107              307          (12,096)             259
                                                             -----------      -----------      -----------      -----------
      Net equity transactions.........................         5,765,543        4,968,749       12,201,763       11,010,471
                                                             -----------      -----------      -----------      -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................         9,851,413        6,458,821       22,150,137       16,457,174
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........        20,780,931        6,861,492       54,561,165       21,990,935
                                                             -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.................        30,632,344       13,320,313       76,711,302       38,448,109
                                                             ===========      ===========      ===========      ===========


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                  DRYCAPAP                     DRYQUALBD
                                                          ------------------------     --------------------------
                                                             1998           1997          1998            1997
                                                          ----------      --------     ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................    $       56            --        130,933          69,386
  Mortality, expense and administration
    charges (note 2)..................................        (4,264)           --        (34,091)        (17,646)
                                                          ----------      --------     ----------      ----------
    Net investment activity...........................        (4,208)           --         96,842          51,740
                                                          ----------      --------     ----------      ----------

  Proceeds from mutual fund shares sold...............        60,897            --        316,690         168,946
  Cost of mutual fund shares sold.....................       (52,849)           --       (305,116)       (174,243)
                                                          ----------      --------     ----------      ----------
    Realized gain (loss) on investments...............         8,048            --         11,574          (5,297)
  Change in unrealized gain (loss) on investments.....        78,427            --         67,247          16,227
                                                          ----------      --------     ----------      ----------
    Net gain (loss) on investments....................        86,475            --         78,821          10,930
                                                          ----------      --------     ----------      ----------
  Reinvested capital gains............................           186            --             --              --
                                                          ----------      --------     ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............        82,453            --        175,663          62,670
                                                          ----------      --------     ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................       717,004            --      1,028,428         978,668
  Transfers between funds.............................       827,549            --        160,607         (95,856)
  Redemptions.........................................       (58,023)           --       (284,339)        (23,624)
  Annuity benefits....................................            --            --             --              --
  Annual contract maintenance charge (note 2).........          (256)           --         (7,356)         (5,502)
  Contingent deferred sales charges (note 2)..........          (144)           --         (5,174)           (421)
  Adjustments to maintain reserves....................          (161)           --              9              (2)
                                                          ----------      --------     ----------      ----------
      Net equity transactions.........................     1,485,969            --        892,175         853,263
                                                          ----------      --------     ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................     1,568,422            --      1,067,838         915,933
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........        33,181            --      4,704,446       2,311,843
                                                          ----------      --------     ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.................    $1,601,603            --      5,772,284       3,227,776
                                                          ==========      ========     ==========      ==========



                                                                        DRYSMCAP                          FIDVIPEI
                                                              ----------------------------      ------------------------------
                                                                 1998              1997             1998              1997
                                                              -----------      -----------      ------------      ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ...............................                 --               --         1,767,643         1,376,653
  Mortality, expense and administration
    charges (note 2)..................................           (458,099)        (246,039)         (900,381)         (577,457)
                                                              -----------      -----------      ------------      ------------
    Net investment activity...........................           (458,099)        (246,039)          867,262           799,196
                                                              -----------      -----------      ------------      ------------

  Proceeds from mutual fund shares sold...............            694,122           69,890         1,650,577           291,488
  Cost of mutual fund shares sold.....................           (425,827)         (49,324)       (1,014,591)         (225,562)
                                                              -----------      -----------      ------------      ------------
    Realized gain (loss) on investments...............            268,295           20,566           635,986            65,926
  Change in unrealized gain (loss) on investments.....          3,543,527        3,498,983         4,748,749         5,547,741
                                                              -----------      -----------      ------------      ------------
    Net gain (loss) on investments....................          3,811,822        3,519,549         5,384,735         5,613,667
                                                              -----------      -----------      ------------      ------------
  Reinvested capital gains............................                 --               --         6,290,729         6,921,505
                                                              -----------      -----------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............          3,353,723        3,273,510        12,542,726        13,334,368
                                                              -----------      -----------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................         13,486,824       11,242,983        14,216,728        10,991,565
  Transfers between funds.............................         (1,236,099)       1,001,793         2,447,081         2,544,454
  Redemptions.........................................         (2,592,510)        (644,943)       (6,207,548)       (2,090,687)
  Annuity benefits....................................                 --               --              (938)             (132)
  Annual contract maintenance charge (note 2).........           (108,966)         (74,059)         (124,096)         (103,424)
  Contingent deferred sales charges (note 2)..........            (30,159)         (10,238)          (79,439)          (34,420)
  Adjustments to maintain reserves....................               (457)              39                38               348
                                                              -----------      -----------      ------------      ------------
      Net equity transactions.........................          9,518,633       11,515,575        10,251,826        11,307,704
                                                              -----------      -----------      ------------      ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................         12,872,356       14,789,085        22,794,552        24,642,072
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........         62,649,484       32,373,939       124,247,535        78,456,637
                                                              -----------      -----------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................         75,521,840       47,163,024       147,042,087       103,098,709
                                                              ===========      ===========      ============      ============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    FIDVIPHI                         JANASINTGR
                                                           ----------------------------      ------------------------
                                                              1998             1997             1998           1997
                                                           -----------      -----------      ----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................     $ 1,423,227          662,094          19,902            --
  Mortality, expense and administration
    charges (note 2)..................................        (145,427)         (68,902)         (3,557)           --
                                                           -----------      -----------      ----------      --------
    Net investment activity...........................       1,277,800          593,192          16,345            --
                                                           -----------      -----------      ----------      --------

  Proceeds from mutual fund shares sold...............         197,840          167,045          37,431            --
  Cost of mutual fund shares sold.....................        (161,258)        (151,951)        (35,421)           --
                                                           -----------      -----------      ----------      --------
    Realized gain (loss) on investments...............          36,582           15,094           2,010            --
  Change in unrealized gain (loss) on investments.....      (1,401,948)          72,075          66,590            --
                                                           -----------      -----------      ----------      --------
    Net gain (loss) on investments....................      (1,365,366)          87,169          68,600            --
                                                           -----------      -----------      ----------      --------
  Reinvested capital gains............................         904,342           81,832           3,054            --
                                                           -----------      -----------      ----------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............         816,776          762,193          87,999            --
                                                           -----------      -----------      ----------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................       4,683,945        3,381,980         607,829            --
  Transfers between funds.............................         617,851          583,280         656,472            --
  Redemptions.........................................        (597,484)        (171,449)        (32,240)           --
  Annuity benefits....................................              --               --              --            --
  Annual contract maintenance charge (note 2).........         (28,419)         (17,401)           (266)           --
  Contingent deferred sales charges (note 2)..........          (6,777)          (2,903)            (73)           --
  Adjustments to maintain reserves....................              34               15              (6)           --
                                                           -----------      -----------      ----------      --------
      Net equity transactions.........................       4,669,150        3,773,522       1,231,716            --
                                                           -----------      -----------      ----------      --------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................       5,485,926        4,535,715       1,319,715            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........      19,319,305        8,681,879          30,802            --
                                                           -----------      -----------      ----------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD.................     $24,805,231       13,217,594       1,350,517            --
                                                           ===========      ===========      ==========      ========


                                                                       NSATCAPAP                         NSATGVTBD
                                                             ----------------------------      ------------------------------
                                                                1998              1997             1998              1997
                                                             -----------      -----------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................           310,209          296,159         3,268,407         3,845,937
  Mortality, expense and administration
    charges (note 2)..................................          (466,273)        (345,137)         (766,358)         (809,660)
                                                             -----------      -----------      ------------      ------------
    Net investment activity...........................          (156,064)         (48,978)        2,502,049         3,036,277
                                                             -----------      -----------      ------------      ------------

  Proceeds from mutual fund shares sold...............        13,710,694        2,146,369        18,129,129        11,629,642
  Cost of mutual fund shares sold.....................        (5,967,140)      (1,268,762)      (17,645,903)      (12,137,193)
                                                             -----------      -----------      ------------      ------------
    Realized gain (loss) on investments...............         7,743,554          877,607           483,226          (507,551)
  Change in unrealized gain (loss) on investments.....         4,660,825        9,140,255           811,067            96,074
                                                             -----------      -----------      ------------      ------------
    Net gain (loss) on investments....................        12,404,379       10,017,862         1,294,293          (411,477)
                                                             -----------      -----------      ------------      ------------
  Reinvested capital gains............................                --               --                --                --
                                                             -----------      -----------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............        12,248,315        9,968,884         3,796,342         2,624,800
                                                             -----------      -----------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................         2,886,468        2,293,138         3,226,460         3,274,189
  Transfers between funds.............................         1,900,296        2,001,178        (2,123,162)       (5,391,916)
  Redemptions.........................................       (15,395,367)      (2,241,463)      (17,159,325)       (8,284,360)
  Annuity benefits....................................            (2,736)          (2,000)           (9,537)           (9,078)
  Annual contract maintenance charge (note 2).........           (41,388)         (37,191)          (82,557)          (97,517)
  Contingent deferred sales charges (note 2)..........           (21,030)         (17,360)          (60,898)          (71,579)
  Adjustments to maintain reserves....................               501              337            (5,758)             (316)
                                                             -----------      -----------      ------------      ------------
      Net equity transactions.........................       (10,673,256)       1,996,639       (16,214,777)      (10,580,577)
                                                             -----------      -----------      ------------      ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................         1,575,059       11,965,523       (12,418,435)       (7,955,777)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........        67,645,086       48,315,224       122,839,668       130,153,978
                                                             -----------      -----------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................        69,220,145       60,280,747       110,421,233       122,198,201
                                                             ===========      ===========      ============      ============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                NSATHINCBD                    NSATMYMKT
                                                          ----------------------     ----------------------------
                                                            1998          1997          1998              1997
                                                          --------      --------     -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................    $  3,377            --       1,052,272        1,134,778
  Mortality, expense and administration
    charges (note 2)..................................        (610)           --        (263,507)        (293,386)
                                                          --------      --------     -----------      -----------
    Net investment activity...........................       2,767            --         788,765          841,392
                                                          --------      --------     -----------      -----------

  Proceeds from mutual fund shares sold...............      50,543            --      12,319,703       11,152,191
  Cost of mutual fund shares sold.....................     (49,728)           --     (12,319,703)     (11,152,191)
                                                          --------      --------     -----------      -----------
    Realized gain (loss) on investments...............         815            --              --               --
  Change in unrealized gain (loss) on investments.....      (1,156)           --              --               --
                                                          --------      --------     -----------      -----------
    Net gain (loss) on investments....................        (341)           --              --               --
                                                          --------      --------     -----------      -----------
  Reinvested capital gains............................          --            --              --               --
                                                          --------      --------     -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............       2,426            --         788,765          841,392
                                                          --------      --------     -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................     101,412            --       5,205,654        8,386,111
  Transfers between funds.............................      46,487            --      (3,200,882)      (5,794,863)
  Redemptions.........................................      (2,262)           --      (7,044,679)      (4,211,467)
  Annuity benefits....................................          --            --          (2,243)          (2,326)
  Annual contract maintenance charge (note 2).........         (55)           --         (33,933)         (40,806)
  Contingent deferred sales charges (note 2)..........          --            --         (45,315)         (30,669)
  Adjustments to maintain reserves....................          --            --           4,435               97
                                                          --------      --------     -----------      -----------
      Net equity transactions.........................     145,582            --      (5,116,963)      (1,693,923)
                                                          --------      --------     -----------      -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................     148,008            --      (4,328,198)        (852,531)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........       2,848            --      42,366,073       46,180,606
                                                          --------      --------     -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.................    $150,856            --      38,037,875       45,328,075
                                                          ========      ========     ===========      ===========

                                                                     NSATTOTRE                         NBAMTBAL
                                                           ------------------------------      ----------------------------
                                                               1998              1997             1998             1997
                                                           ------------      ------------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................        3,154,100         4,219,008        1,016,529          704,341
  Mortality, expense and administration
    charges (note 2)..................................       (3,856,486)       (3,130,288)        (291,183)        (254,382)
                                                           ------------      ------------      -----------      -----------
    Net investment activity...........................         (702,386)        1,088,720          725,346          449,959
                                                           ------------      ------------      -----------      -----------

  Proceeds from mutual fund shares sold...............       85,307,544        13,151,379        1,719,595        2,535,921
  Cost of mutual fund shares sold.....................      (35,018,554)       (6,007,184)      (1,531,752)      (2,308,639)
                                                           ------------      ------------      -----------      -----------
    Realized gain (loss) on investments...............       50,288,990         7,144,195          187,843          227,282
  Change in unrealized gain (loss) on investments.....       29,729,715        75,743,872       (3,798,103)       1,458,387
                                                           ------------      ------------      -----------      -----------
    Net gain (loss) on investments....................       80,018,705        82,888,067       (3,610,260)       1,685,669
                                                           ------------      ------------      -----------      -----------
  Reinvested capital gains............................               --                --        7,139,906        1,807,809
                                                           ------------      ------------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............       79,316,319        83,976,787        4,254,992        3,943,437
                                                           ------------      ------------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................       20,884,005        17,099,059        2,397,749        1,807,914
  Transfers between funds.............................          386,785         4,806,349         (759,457)      (1,727,408)
  Redemptions.........................................     (100,865,645)      (23,469,985)      (1,966,543)      (1,700,486)
  Annuity benefits....................................          (38,717)          (33,043)             (16)              --
  Annual contract maintenance charge (note 2).........         (398,663)         (378,849)         (34,556)         (36,361)
  Contingent deferred sales charges (note 2)..........         (154,222)         (147,426)         (35,890)         (32,287)
  Adjustments to maintain reserves....................          (13,294)            5,602               56              246
                                                           ------------      ------------      -----------      -----------
      Net equity transactions.........................      (80,199,751)       (2,118,293)        (398,657)      (1,688,382)
                                                           ------------      ------------      -----------      -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................         (883,432)       81,858,494        3,856,335        2,255,055
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........      571,309,010       450,382,051       43,044,453       38,423,351
                                                           ------------      ------------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.................     $570,425,578       532,240,545       46,900,788       40,678,406
                                                           ============      ============      ===========      ===========


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                  (UNAUDITED)

                                                                    STOPP2                          TEMINTFD
                                                          ---------------------------      ----------------------------
                                                              1998            1997            1998              1997
                                                          -----------      ----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................    $     5,741          23,587          731,626          466,908
  Mortality, expense and administration
    charges (note 2)..................................       (114,680)        (47,661)        (219,784)        (122,616)
                                                          -----------      ----------      -----------      -----------
    Net investment activity...........................       (108,939)        (24,074)         511,842          344,292
                                                          -----------      ----------      -----------      -----------

  Proceeds from mutual fund shares sold...............        304,002          22,434        1,489,973          240,241
  Cost of mutual fund shares sold.....................       (233,879)        (22,076)        (971,554)        (173,577)
                                                          -----------      ----------      -----------      -----------
    Realized gain (loss) on investments...............         70,123             358          518,419           66,664
  Change in unrealized gain (loss) on investments.....       (120,062)        131,314        1,740,067        2,023,107
                                                          -----------      ----------      -----------      -----------
    Net gain (loss) on investments....................        (49,939)        131,672        2,258,486        2,089,771
                                                          -----------      ----------      -----------      -----------
  Reinvested capital gains............................      2,115,597         691,280        1,308,058          187,679
                                                          -----------      ----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............      1,956,719         798,878        4,078,386        2,621,742
                                                          -----------      ----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................      4,062,838       2,565,740        5,761,498        4,729,829
  Transfers between funds.............................        298,598         855,472       (1,840,924)       1,307,665
  Redemptions.........................................       (424,950)        (98,635)      (1,652,173)        (361,284)
  Annuity benefits....................................             --              --               --               --
  Annual contract maintenance charge (note 2).........        (21,890)        (11,550)         (36,048)         (22,794)
  Contingent deferred sales charges (note 2)..........         (4,419)         (2,470)         (16,467)          (4,243)
  Adjustments to maintain reserves....................             51            (246)             181           (1,033)
                                                          -----------      ----------      -----------      -----------
      Net equity transactions.........................      3,910,228       3,308,311        2,216,067        5,648,140
                                                          -----------      ----------      -----------      -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.................      5,866,947       4,107,189        6,294,453        8,269,882
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...........     14,499,894       5,410,688       29,868,157       15,418,578
                                                          -----------      ----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.................    $20,366,841       9,517,877       36,162,610       23,688,460
                                                          ===========      ==========      ===========      ===========

See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                AIM VI - Capital Appreciation Fund (AIMCapAp)*
                AIM VI - International Equity Fund (AIMIntEq)*
              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Advantage (ACVPAdv)
                  (formerly TCI Portfolios - TCI Advantage)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)*
              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)* Dreyfus Stock Index Fund (DryStkIx)
              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                Dreyfus VIF - Small Cap Portfolio (DrySmCap)*
              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - High Income Portfolio (FidVIPHI)*
              Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - Janus Aspen International Growth Portfolio
                  (JanASIntGr)*
                Funds of the Nationwide Separate Account Trust
                  (Nationwide SAT)
                  (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd)*
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT); Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
              Strong Opportunity Fund II, Inc. (StOpp2)*
                (formerly Strong Special Fund II, Inc.)
              Portfolio of the Templeton Variable Products Series Fund
                (Templeton VPS);
                Templeton VPS - Templeton International Fund - Class I
                  (TemIntFd)*

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



*This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:
                                                                                                                   PERIOD
   Contracts in accumulation phase:                          UNITS        UNIT VALUE                               RETURN
                                                           --------        ---------                               -------
      AIM VI - Capital Appreciation Fund:
         Tax qualified .............................          44,548      $ 10.647704           $   474,334          12%
         Non-tax qualified .........................           3,616        10.647704                38,502          12%

      AIM VI - International Equity Fund:
         Tax qualified .............................           3,921        11.701372                45,881          18%
         Non-tax qualified .........................             451        11.701372                 5,277          18%

      American Century VP - American Century
      VP Advantage:
         Tax qualified .............................         408,281        17.173472             7,011,602          10%
         Non-tax qualified .........................         158,062        17.173472             2,714,473          10%
         Initial Funding by Depositor ..............          25,000        18.789246               469,731          10%

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified .............................       1,303,051        14.863627            19,368,064           0%
         Non-tax qualified .........................         567,245        14.863627             8,431,318           0%

      American Century VP - American Century
      VP Income & Growth:
         Tax qualified .............................         161,050        12.142573             1,955,561          17%
         Non-tax qualified .........................          13,228        12.142573               160,622          17%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified .............................       1,218,355        23.786181            28,980,013          18%
         Non-tax qualified .........................          69,466        23.786181             1,652,331          18%

      Dreyfus Stock Index Fund:
         Tax qualified .............................       2,493,722        25.583023            63,796,947          17%
         Non-tax qualified .........................         504,769        25.583023            12,913,517          17%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified .............................         121,848        12.287982             1,497,266          20%
         Non-tax qualified .........................           8,491        12.287982               104,337          20%

      Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified .............................         452,468        11.930914             5,398,357           3%
         Non-tax qualified .........................          31,341        11.930914               373,927           3%

      Dreyfus VIF - Small Cap Portfolio:
         Tax qualified .............................       3,909,172        18.492483            72,290,297           5%
         Non-tax qualified .........................         174,749        18.492483             3,231,543           5%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified .............................       5,267,724        22.571268           118,899,210          10%
         Non-tax qualified .........................       1,246,534        22.571268            28,135,853          10%

      Fidelity VIP - High Income Portfolio:
         Tax qualified .............................       1,471,696        16.030689            23,592,301           4%
         Non-tax qualified .........................          75,663        16.030689             1,212,930           4%

      Janus AS - Janus Aspen
      International Growth Portfolio:
         Tax qualified .............................         106,264        12.085049             1,284,206          21%
         Non-tax qualified .........................           5,487        12.085049                66,311          21%



]

                                                                                                                   PERIOD
                                                             UNITS        UNIT VALUE                               RETURN
                                                           --------        ---------                               -------
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified .............................       1,780,501        28.283511            50,358,820          19%
         Non-tax qualified .........................         664,745        28.283511            18,801,323          19%

      Nationwide SAT - Government Bond Fund:
         Tax qualified .............................       2,316,289        33.654758            77,954,146           3%
         Non-tax qualified .........................         960,980        33.667167            32,353,474           3%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified .............................          14,101        10.698257               150,856           5%

      Nationwide SAT - Money Market Fund:
         Tax qualified .............................       1,310,251        21.534407            28,215,478           2%
         Non-tax qualified .........................         418,909        23.397522             9,801,433           2%

      Nationwide SAT - Total Return Fund:
         Tax qualified .............................       4,606,338        90.561482           417,156,796          14%
         Non-tax qualified .........................       1,737,246        87.956670           152,802,373          14%

      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified .............................       1,705,662        20.162589            34,390,562          10%
         Non-tax qualified .........................         620,454        20.162589            12,509,959          10%

      Strong Opportunity Fund II, Inc.:
         Tax qualified .............................       1,126,808        17.013071            19,170,465          13%
         Non-tax qualified .........................          70,321        17.013071             1,196,376          13%

      Templeton VPS - Templeton International Fund:
         Tax qualified .............................       1,953,370        17.730976            34,635,157          14%
         Non-tax qualified .........................          86,146        17.730976             1,527,453          14%
                                                           =========        =========

   Reserves for annuity contracts in payout phase:
         Tax qualified .............................                                                390,268
         Non-tax qualified .........................                                                279,295
                                                                                            ---------------
                                                                                            $ 1,295,798,945
                                                                                            ===============

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


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Nationwide Mutual Insurance Company


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